Summary of Significant Accounting Policies - Property, equipment and software (Details)	12 Months Ended
Dec. 31, 2021
Maximum
Property, Equipment and Software, Net
Estimated useful life	5 years
Computer equipment | Minimum
Property, Equipment and Software, Net
Estimated useful life	1 year
Computer equipment | Maximum
Property, Equipment and Software, Net
Estimated useful life	3 years
Office equipment
Property, Equipment and Software, Net
Estimated useful life	3 years
Purchased software | Minimum
Property, Equipment and Software, Net
Estimated useful life	3 years